Loans and Accounts Receivable at Fair Value Through Other Comprehensive Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	$ 68,694	$ 107,998
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets		(42,575)
Write-off
Foreign Exchange adjustments and others	958	3,271
Gross carrying amount, Ending balance	66,166	68,694
ECL allowance, Beginning balance	106	97
Transfers
Transfers to stage 1
Transfers to stage 2		9
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	47
Write-off
Foreign Exchange adjustments and others	(52)
ECL allowance, Ending balance	101	106
Stage 1 [Member] | Individual [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	63,745
Transfers to stage 1
Transfers to stage 2		(6,697)
Transfers to stage 3
Net changes on financial assets	1,428	(40,754)
Write-off
Foreign Exchange adjustments and others	993	3,198
Gross carrying amount, Ending balance	66,166	63,745
ECL allowance, Beginning balance	88	97
Transfers
Transfers to stage 1
Transfers to stage 2		(17)
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	65	8
Write-off
Foreign Exchange adjustments and others	(52)
ECL allowance, Ending balance	101	88
Stage 2 [Member] | Individual [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance	4,949
Transfers to stage 1
Transfers to stage 2		6,697
Transfers to stage 3
Net changes on financial assets	(4,914)	(1,821)
Write-off
Foreign Exchange adjustments and others	(35)	73
Gross carrying amount, Ending balance		4,949
ECL allowance, Beginning balance	18
Transfers
Transfers to stage 1
Transfers to stage 2		26
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk	(18)	(8)
Write-off
Foreign Exchange adjustments and others
ECL allowance, Ending balance		18
Stage 3 [Member] | Individual [Member]
Statement Line Items [Line Items]
Gross carrying amount, Beginning balance		63,745
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes on financial assets	(3,486)
Write-off
Foreign Exchange adjustments and others
Gross carrying amount, Ending balance
ECL allowance, Beginning balance
Transfers
Transfers to stage 1
Transfers to stage 2
Transfers to stage 3
Net changes of the exposure and modifications in the credit risk
Write-off
Foreign Exchange adjustments and others
ECL allowance, Ending balance